Shareholder Report, Line Graph (Details) - USD ($)			3 Months Ended	6 Months Ended	12 Months Ended	15 Months Ended	18 Months Ended	27 Months Ended	39 Months Ended	51 Months Ended	63 Months Ended
	Sep. 30, 2024	Dec. 30, 2020	Mar. 31, 2021	Mar. 31, 2025	Mar. 31, 2026	Mar. 31, 2022	Mar. 31, 2026	Mar. 31, 2023	Mar. 31, 2024	Mar. 31, 2025	Mar. 31, 2026
Polar Capital Emerging Market Stars Fund
Account Value [Line Items]
Line Graph and Table Measure Name					Polar Capital Emerging Market Stars Fund
Accumulated Value		$ 10,000	$ 10,080			$ 8,501		$ 7,579	$ 8,309	$ 8,272	$ 10,895
Polar Capital International Small Company Fund
Account Value [Line Items]
Line Graph and Table Measure Name					Polar Capital International Small Company Fund
Accumulated Value	$ 10,000			$ 9,270			$ 8,538
MSCI Emerging Market Net Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					MSCI Emerging Market Net Total Return Index
Accumulated Value		$ 10,000	$ 10,246			$ 9,082		$ 8,110	$ 8,771	$ 9,481	$ 12,282
MSCI ACWI ex USA Small Cap Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					MSCI ACWI ex USA Small Cap Index
Accumulated Value	10,000			9,294			11,879
MSCI ACWI ex USA Investable Market Index (IMI) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					MSCI ACWI ex USA Investable Market Index (IMI)
Accumulated Value	$ 10,000			$ 9,664			$ 12,110